Stock Option Plan	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan

15. Stock Option Plan

On March 15, 1995, the Company adopted 1995 Stock Option Plan that permits the Company to grant options to officers, directors, employees and others to purchase up to 1,012,500 shares of Common Stock. On September 29, 1997, the Company approved an increase of 549,000 shares making a total of 1,561,500 shares of common stock available under the stock option plan. On January 7, 2002, the Company adopted 2001 Stock Option Plan to purchase an additional 1,125,000 shares of Common Stock. On September 30, 2003, the Company adopted 2003 Stock Option Plan to purchase an additional 900,000 shares of Common Stock. On September 19, 2005, the Company’s shareholders approved an increase of 500,000 shares making a total of 1,400,000 shares of common stock available under the 2003 Stock Option Plan. On August 17, 2007, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 400,000 shares making a total of 1,800,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on October 9, 2007. On August 13, 2010, the Company’s Board of Directors, subject to shareholders’ approval, approved an increase of 800,000 shares making a total of 2,600,000 shares of common stock available under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual Shareholders’ Meeting held on September 16, 2010.

On August 7, 2013, the Company’s Board of Directors, subject to shareholder approval, approved amendments to the 2003 Stock Option Plan to increase by 900,000 shares the number of shares that can be optioned and sold under the 2003 Stock Option Plan, bringing to a total of 3,500,000 shares the number of common shares that can be optioned and sold under the 2003 Stock Option Plan. The Company’s shareholders approved this amendment at the Company’s Annual shareholders’ Meeting held on September 11, 2013.

As of March 31, 2016, options to purchase an aggregate of 5,669,000 common shares had been granted under the stock option plans. Options granted under the stock option plans vest immediately and are exercisable for a period of up to 10 years commencing on the date of grant, at a price equal to at least the fair market value of the Common Stock at the date of grant, and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine. A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2014		2015		2016
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	1,080,500	$7.29	132,000	$2.14	$532,000	$2.1
Granted during the year	—	—	400,000	2.09	—	—
Exercised during the year	(230,000)	2.14	—	—	—	—
Cancelled or expired	(718,500)	9.88	—	—	—	—
Outstanding and exercisable at the end of the year	132,000	$2.14	532,000	$2.10	$532,000	$2.1
Range of exercise price per share	$2.09 to $2.14		$2.09 to $2.14		$2.09 to $2.14

The weighted average fair value of options granted for the year ended March 31, 2015 was $0.50 per share. The total intrinsic value of options exercised during the years ended March 31, 2014, 2015 and 2016 was $81, $nil and $nil, respectively. At March 31, 2015 and 2016, the aggregated intrinsic value of options outstanding and exercisable was $nil and $nil.

The number of options cancelled for the years ended March 31, 2014, 2015 and 2016 were 718,500, nil and $nil. The weighted average remaining contractual life of the share options outstanding at March 31, 2016 was 7.7 years. At March 31, 2015 and 2016, there were 1,236,000 and 1,236,000 options available for future grant under the plans, respectively.